Variable interest entities and securitizations (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Variable Interest Entities

The table below shows the consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2014 and 2015:

	Consolidated VIEs	Significant unconsolidated VIEs
2014	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,403	—	—
Asset-backed securitizations	423	385	39
Investments in securitization products	181	531	200
Investment funds	1,508	2,935	387
Trust arrangements and other	38	—	—

Total	4,553	3,851	626

	Consolidated VIEs	Significant unconsolidated VIEs
2015	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,610	—	—
Asset-backed securitizations	427	291	19
Investments in securitization products	338	445	154
Investment funds	2,483	2,094	301
Trust arrangements and other	27	—	—

Total	5,885	2,830	474

Unconsolidated VIEs
Schedule of Variable Interest Entities

The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2014 and 2015:

Assets on balance sheets related to unconsolidated VIEs:	2014	2015
	(in billions of yen)
Trading account assets	29	60
Investments	222	187
Loans	316	217

Total	567	464

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2014	2015
	(in billions of yen)
Payables under securities lending transactions	4	19

Total	4	19

Maximum exposure to loss (Note)	626	474

Note:	This represents the amount the Group could be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.